Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of realized gains and losses for derivative instruments
Total derivative losses	[1]	$ (41)	$ (62)	$ (416)
Change in embedded derivative liabilities and related fees	[2]	32	20	536
Net realized derivative (losses) gains		(9)	(42)	120
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses				(44)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		(9)	13	(141)
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		(25)	(81)	(257)
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		2	8	(6)
Not Designated as Hedging Instrument [Member] | Net Interest Settlements [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		$ (9)	$ (2)	$ 32

[1]	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company's statutory surplus position through expiry.
[2]	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.